FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459
                                  ----------

                          TEMPLETON GLOBAL INCOME FUND

               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                     -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments ....................................................  3
Notes to Statement of Investments ...........................................  8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                                       PRINCIPAL AMOUNT(a)           VALUE
                                                                                     -----------------------   ----------------
       BONDS 57.3%
       ARGENTINA 2.1%
(b, c) Government of Argentina, senior bond, FRN, 3.127%, 8/03/12 ................         98,977,000          $     23,736,356
                                                                                                               ----------------
       AUSTRALIA 6.3%
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ...............         36,971,000    AUD         24,804,959
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 .....................................................         38,901,000    AUD         26,764,340
          17, 6.00%, 9/14/17 .....................................................         12,395,000    AUD          8,604,159
   (d)    144A, 7.125%, 9/18/17 ..................................................         16,480,000    NZD         10,101,774
                                                                                                               ----------------
                                                                                                                     70,275,232
                                                                                                               ----------------
       BRAZIL 5.0%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ........................................................             36,035(e) BRL         13,573,187
          9.762%, 1/01/14 ........................................................             15,000(e) BRL          5,111,047
          9.762%, 1/01/17 ........................................................             54,900(e) BRL         16,694,194
   (f)    Index Linked, 6.00%, 5/15/15 ...........................................              9,400(e) BRL          6,078,664
   (f)    Index Linked, 6.00%, 5/15/45 ...........................................             23,625(e) BRL         14,128,012
                                                                                                               ----------------
                                                                                                                     55,585,104
                                                                                                               ----------------
       CANADA 1.2%
       Province of Manitoba, 6.375%, 9/01/15 .....................................         14,800,000    NZD          8,246,904
       Province of Ontario, 6.25%, 6/16/15 .......................................          8,460,000    NZD          4,651,868
                                                                                                               ----------------
                                                                                                                     12,898,772
                                                                                                               ----------------
       FRANCE 2.8%
       Government of France, 4.00%, 4/25/18 ......................................         23,500,000    EUR         30,696,506
                                                                                                               ----------------
       GERMANY 0.4%
   (b) KfW Bankengruppe, FRN, 0.674%, 8/08/11 ....................................        430,000,000    JPY          4,418,332
                                                                                                               ----------------
       HUNGARY 0.4%
       Government of Hungary, 5.75%, 6/11/18 .....................................          4,350,000    EUR          4,696,195
                                                                                                               ----------------
       INDONESIA 6.8%
       Government of Indonesia,
          11.00%, 10/15/14 .......................................................      3,500,000,000    IDR            245,218
          9.50%, 6/15/15 .........................................................     34,890,000,000    IDR          2,255,883
          10.75%, 5/15/16 ........................................................     87,035,000,000    IDR          5,754,084
   (d)    144A, 6.875%, 1/17/18 ..................................................          1,570,000                 1,047,897
          FR19, 14.25%, 6/15/13 ..................................................     84,050,000,000    IDR          6,989,607
          FR20, 14.275%, 12/15/13 ................................................     81,836,000,000    IDR          6,805,490
          FR31, 11.00%, 11/15/20 .................................................    335,739,000,000    IDR         21,079,675
          FR34, 12.80%, 6/15/21 ..................................................     59,666,000,000    IDR          4,316,793
          FR35, 12.90%, 6/15/22 ..................................................     32,530,000,000    IDR          2,367,049
          FR36, 11.50%, 9/15/19 ..................................................     23,000,000,000    IDR          1,520,583
          FR42, 10.25%, 7/15/27 ..................................................     25,430,000,000    IDR          1,427,465
          FR43, 10.25%, 7/15/22 ..................................................      8,450,000,000    IDR            495,406
          FR46, 9.50%, 7/15/23 ...................................................     41,250,000,000    IDR          2,246,883
          FR47, 10.00%, 2/15/28 ..................................................     52,895,000,000    IDR          2,969,160
          FR48, 9.00%, 9/15/18 ...................................................     18,520,000,000    IDR          1,016,483
   (g)    Reg S, 6.875%, 1/17/18 .................................................          3,200,000                 2,135,840
   (g)    Reg S, 6.625%, 2/17/37 .................................................            500,000                   278,418


                     Quarterly Statement of Investments | 3

Templeton Global Income Fund

                                                                                       PRINCIPAL AMOUNT(a)           VALUE
                                                                                     -----------------------   ----------------
       BONDS (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
   (d)    senior bond, 144A, 8.50%, 10/12/35 .....................................          2,712,000          $      1,892,162
   (d)    senior bond, 144A, 6.625%, 2/17/37 .....................................          1,590,000                   885,369
   (d)    senior bond, 144A, 7.75%, 1/17/38 ......................................          3,390,000                 2,025,525
   (g)    senior bond, Reg S, 8.50%, 10/12/35 ....................................          5,750,000                 4,011,775
   (g)    senior bond, Reg S, 7.75%, 1/17/38 .....................................          6,970,000                 4,164,575
                                                                                                               ----------------
                                                                                                                     75,931,340
                                                                                                               ----------------
       MALAYSIA 1.1%
       Government of Malaysia,
          3.702%, 2/25/13 ........................................................          3,370,000    MYR            942,027
          3.70%, 5/15/13 .........................................................          1,290,000    MYR            360,172
          3.461%, 7/31/13 ........................................................         20,100,000    MYR          5,554,953
          3.814%, 2/15/17 ........................................................         19,530,000    MYR          5,410,616
                                                                                                               ----------------
                                                                                                                     12,267,768
                                                                                                               ----------------
       MEXICO 3.4%
       Government of Mexico,
          8.00%, 12/07/23 ........................................................          2,727,000(h) MXN         18,448,078
          M 20, 7.50%, 6/03/27 ...................................................          3,058,000(h) MXN         19,441,469
                                                                                                               ----------------
                                                                                                                     37,889,547
                                                                                                               ----------------
       NEW ZEALAND 0.9%
       Government of New Zealand, 6.00%, 11/15/11 ................................         18,273,000    NZD         10,419,236
                                                                                                               ----------------
       PERU 3.0%
       Government of Peru,
          9.91%, 5/05/15 .........................................................          6,500,000    PEN          2,322,627
          7.84%, 8/12/20 .........................................................         32,200,000    PEN         10,133,744
          Series 7, 8.60%, 8/12/17 ...............................................         61,545,000    PEN         20,821,116
                                                                                                               ----------------
                                                                                                                     33,277,487
                                                                                                               ----------------
       PHILIPPINES 0.1%
   (g) Government of the Philippines, Reg S, 9.125%, 2/22/10 .....................            770,000    EUR            937,635
                                                                                                               ----------------
       POLAND 2.6%
       Government of Poland,
          6.00%, 5/24/09 .........................................................         27,500,000    PLN          9,201,580
          5.75%, 9/23/22 .........................................................         60,500,000    PLN         19,851,642
                                                                                                               ----------------
                                                                                                                     29,053,222
                                                                                                               ----------------
       RUSSIA 4.9%
       Government of Russia,
   (d)    144A, 7.50%, 3/31/30 ...................................................         37,654,540                31,519,787
   (g)    senior bond, Reg S, 7.50%, 3/31/30 .....................................         28,429,800                23,703,346
                                                                                                               ----------------
                                                                                                                     55,223,133
                                                                                                               ----------------
       SOUTH AFRICA 0.4%
       Government of South Africa,
          5.25%, 5/16/13 .........................................................          1,910,000    EUR          2,075,835
          4.50%, 4/05/16 .........................................................          1,829,000    EUR          1,728,670
          senior note, 6.50%, 6/02/14 ............................................            775,000                   651,930
                                                                                                               ----------------
                                                                                                                      4,456,435
                                                                                                               ----------------


                     4 | Quarterly Statement of Investments

Templeton Global Income Fund

                                                                                       PRINCIPAL AMOUNT(a)           VALUE
                                                                                     -----------------------   ----------------
       BONDS (CONTINUED)
       SOUTH KOREA 3.4%
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12 ...................................................      7,200,000,000    KRW   $      4,790,575
          08-1, 5.28%, 2/15/13 ...................................................      1,232,000,000    KRW            805,878
       Korea Treasury Bond,
          0525-1509, 5.25%, 9/10/15 ..............................................      4,000,000,000    KRW          2,642,090
          0525-2703, 5.25%, 3/10/27 ..............................................     19,170,000,000    KRW         12,315,226
          0575-1809, 5.75%, 9/10/18 ..............................................     10,000,000,000    KRW          6,780,841
       Korea Treasury Note, 0475-1203, 4.75%, 3/10/12 ............................     15,946,000,000    KRW         10,806,848
                                                                                                               ----------------
                                                                                                                     38,141,458
                                                                                                               ----------------
   (i) SUPRANATIONAL 8.2%
       European Bank For Reconstruction & Development, senior note, 5.10%,
          6/12/09 ................................................................        125,000,000    PLN         42,111,025
       European Investment Bank, senior note,
          4.50%, 5/15/13 .........................................................        113,650,000    NOK         16,647,906
   (b)    FRN, 0.685%, 9/21/11 ...................................................        770,000,000    JPY          7,993,514
       Inter-American Development Bank,
          1.90%, 7/08/09 .........................................................        640,000,000    JPY          6,737,418
          7.50%, 4/15/15 .........................................................          8,000,000    NZD          4,915,256
          6.00%, 12/15/17 ........................................................          6,000,000    NZD          3,397,185
          senior note, 7.50%, 12/05/24 ...........................................        185,000,000    MXN         10,338,175
                                                                                                               ----------------
                                                                                                                     92,140,479
                                                                                                               ----------------
       SWEDEN 4.3%
       Government of Sweden, 5.25%, 3/15/11 ......................................        366,355,000    SEK         48,329,800
                                                                                                               ----------------
       TOTAL BONDS (COST $735,792,479) ...........................................                                  640,374,037
                                                                                                               ----------------
       MUNICIPAL BONDS 1.3%
       UNITED STATES AND U.S. TERRITORIES 1.3%
       Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
          Insured, 4.45%, 1/01/24 ................................................             65,000                    56,099
       Bexar County Hospital District GO, Certificates of Obligation, 5.00%,
          2/15/32 ................................................................            805,000                   719,090
       Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
          5.25%, 8/15/47 .........................................................            730,000                   623,712
       California State GO, Refunding,
          5.125%, 4/01/33 ........................................................            500,000                   433,750
          5.00%, 4/01/38 .........................................................            525,000                   436,322
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14 .........................................................          2,375,000                 2,324,151
       Hamilton County Sales Tax Revenue, Refunding, Sub Series A, FSA Insured,
          5.00%, 12/01/32 ........................................................          1,825,000                 1,616,476
       Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC
          Insured, 5.00%, 2/01/35 ................................................          1,085,000                 1,007,303
       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding,
          Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19 .................            150,000                   156,381
       Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
          Assured Guaranty, 6.50%, 11/15/38 ......................................          1,670,000                 1,635,431
       New Jersey State Transportation Trust Fund Authority Revenue, Assured
          Guaranty, 5.50%, 12/15/38 ..............................................          2,810,000                 2,675,373
       New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26 ................            100,000                    90,833
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ..................            250,000                   232,383


                     Quarterly Statement of Investments | 5

Templeton Global Income Fund

                                                                                       PRINCIPAL AMOUNT(a)           VALUE
                                                                                     -----------------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       UNITED STATES AND U.S. TERRITORIES (CONTINUED)
       Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
          MBIA Insured, 5.50%, 7/01/21 ...........................................            100,000          $         94,951
       Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 ................            935,000                   855,750
       Tarrant County Cultural Education Facilities Finance Corp. Revenue,
          Christus Health, Refunding, Series A, Assured Guaranty,
          6.25%, 7/01/28 .........................................................          1,400,000                 1,358,448
       Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ................             50,000                    50,429
                                                                                                               ----------------
       TOTAL MUNICIPAL BONDS (COST $14,862,054) ..................................                                   14,366,882
                                                                                                               ----------------

                                                                                         NOTIONAL AMOUNT
                                                                                     -----------------------
       OPTIONS PURCHASED (COST $3,751) 0.0%(j)
       PUTS 0.0%(j)
       BRAZIL 0.0%(j)
   (k) Brazilian Real Put, strike price 2.05 BRL, expiration date 1/20/09 ........   $        100,000                    15,184
                                                                                                               ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $750,658,283) ....................................................                                  654,756,103
                                                                                                               ----------------

                                                                                       PRINCIPAL AMOUNT(a)
                                                                                     -----------------------
       SHORT TERM INVESTMENTS 9.1%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.9%
       EGYPT 4.7%
   (l) Egypt Treasury Bills, 12/16/08 - 9/22/09 ..................................        302,475,000    EGP         52,087,697
                                                                                                               ----------------
       MALAYSIA 0.2%
   (l) Malaysia Treasury Bills, 12/23/08 - 1/29/09 ...............................          9,423,000    MYR          2,595,675
                                                                                                               ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $56,100,041) .........                                   54,683,372
                                                                                                               ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $806,758,825) ............                                  709,439,475
                                                                                                               ----------------

                                                                                              SHARES
                                                                                     -----------------------
       MONEY MARKET FUNDS (COST $46,886,008) 4.2%
       UNITED STATES 4.2%
   (m) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.99% ......         46,886,008                46,886,008
                                                                                                               ----------------
       TOTAL INVESTMENTS (COST $853,644,333) 67.7% ...............................                                  756,325,483
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS 14.7% ........................................................                                  163,848,747
       OTHER ASSETS, LESS LIABILITIES 17.6% ......................................                                  197,409,740
                                                                                                               ----------------
       NET ASSETS 100.0% .........................................................                             $  1,117,583,970
                                                                                                               ================


                     6 | Quarterly Statement of Investments

Templeton Global Income Fund

See Abbreviations on page 15.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $47,472,514, representing 4.25% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-tration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $35,231,589, representing 3.15% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Rounds to less than 0.1% of net assets.

(k)  Non-income producing for the twelve months ended November 30, 2008.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     8 | Quarterly Statement of Investments

Templeton Global Income Fund

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................   $ 856,851,762
                                                         =============
Unrealized appreciation ..............................   $   7,381,166
Unrealized depreciation ..............................    (107,907,445)
                                                         -------------
Net unrealized appreciation (depreciation) ...........   $(100,526,279)
                                                         =============

4. FORWARD EXCHANGE CONTRACTS

At November 30, 2008, the Fund had the following forward exchange contracts outstanding:

CONTRACTS                                              CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
TO BUY                                                 AMOUNT(a)         DATE      APPRECIATION   DEPRECIATION
---------                                             ----------      ----------   ------------   -------------
 4,318,461,667   Japanese Yen .....................   40,427,464       12/02/08     $4,923,102      $       --
     5,170,000   Euro .............................   19,103,150 RON   12/03/08        180,291              --
     4,310,000   Euro .............................   15,630,215 RON   12/04/08        250,606              --
   543,250,000   Japanese Yen .....................    5,082,708       12/05/08        623,206              --
 1,664,019,000   Kazakhstani Tenge ................   12,810,000       12/22/08        858,518              --
 1,056,356,000   Kazakhstani Tenge ................    8,236,694        1/16/09        350,170              --
 1,946,000,000   Kazakhstani Tenge ................   15,203,125        1/20/09        589,766              --
   128,800,000   Japanese Yen .....................    1,234,284        1/22/09        121,719              --
     3,024,013   Peruvian Nuevo Sol ...............   11,778,504 MXN    1/22/09         94,978              --
    47,978,579   Malaysian Ringgit ................   14,941,943        1/23/09             --      (1,701,481)
     9,301,302   Australian Dollar ................    7,905,177        1/30/09             --      (1,868,531)
    89,650,000   Swedish Krona ....................   13,858,616        1/30/09             --      (2,793,136)
   832,775,000   Indian Rupee .....................   26,988,728 NZD    2/27/09      1,778,755              --
    27,130,000   Russian Ruble ....................      635,214 EUR    3/20/09         50,305              --
57,120,147,000   Vietnamese Dong ..................    4,102,787 AUD    3/23/09        598,033              --
     9,430,348   Euro .............................   18,381,634 SGD    4/14/09             --        (278,343)
    29,978,900   Swedish Krona ....................    3,199,422 EUR    4/29/09             --        (356,224)
 1,730,664,000   Japanese Yen .....................   17,618,487        5/07/09        689,590              --
28,052,000,000   Indonesian Rupiah ................    2,034,228        5/18/09        126,943              --
 1,508,082,050   Japanese Yen .....................   15,946,728        5/18/09         15,044              --
 7,356,000,000   Indonesian Rupiah ................      508,187        5/22/09         57,660              --
 1,500,000,000   Japanese Yen .....................   15,821,950        5/26/09         60,297              --
   760,290,277   Kazakhstani Tenge ................   66,628,423 MXN    5/27/09      1,056,065              --
16,007,245,000   Vietnamese Dong ..................    1,123,931 AUD    5/29/09        163,780              --
13,927,793,000   Vietnamese Dong ..................      978,338 AUD    6/02/09        142,176              --
   205,190,790   Russian Ruble ....................   92,527,712 MXN    6/16/09             --        (456,572)
58,966,389,000   Vietnamese Dong ..................    4,137,940 AUD    6/22/09        603,309              --
 1,350,000,000   Japanese Yen .....................    8,320,596 EUR    7/22/09      3,770,267              --
     3,370,207   Malaysian Ringgit ................      680,053 EUR    8/05/09         73,422              --
   647,291,600   Japanese Yen .....................    4,154,187 EUR    8/21/09      1,606,307              --
   321,024,200   Japanese Yen .....................    2,058,375 EUR    8/26/09        799,677              --
   223,340,000   Japanese Yen .....................    1,472,617 EUR    9/04/09        505,616              --
    13,341,000   Chinese Yuan Renminbi ............    1,389,688 EUR    9/18/09        136,285              --
    83,126,800   Chinese Yuan Renminbi ............    8,685,912 EUR    9/23/09        811,482              --


                     Quarterly Statement of Investments | 9

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                             --------------       ----------   ------------   ------------
CONTRACTS TO BUY (CONTINUED)
    91,000,000   Swedish Krona ...........        9,461,328 EUR     9/23/09     $        --    $ (767,624)
    37,088,000   Chinese Yuan Renminbi ...        3,821,732 EUR     9/24/09         429,780            --
   441,513,514   Russian Ruble ...........       21,004,870 AUD     9/24/09              --      (780,154)
   225,000,000   Indian Rupee ............        7,364,975 NZD     9/25/09         458,679            --
 1,342,000,000   Japanese Yen ............        8,982,338 EUR     9/28/09       2,881,035            --
   243,166,459   Russian Ruble ...........       11,688,183 AUD     9/28/09              --      (515,487)
42,313,777,933   Vietnamese Dong .........        3,436,066 AUD    10/07/09         112,004            --
    13,969,953   Chinese Yuan Renminbi ...        3,018,377 AUD    10/13/09          46,954            --
   779,666,250   Kazakhstani Tenge .......        6,032,234        10/13/09              --     (370,604)
    32,663,916   Chinese Yuan Renminbi ...        3,466,035 EUR    10/15/09         245,386            --
    32,823,215   Chinese Yuan Renminbi ...        3,510,373 EUR    10/16/09         211,458            --
    23,662,387   Chinese Yuan Renminbi ...        5,024,598 AUD    10/19/09         135,711            --
    43,995,179   Chinese Yuan Renminbi ...        4,724,375 EUR    10/19/09         257,927            --
    27,185,000   Chinese Yuan Renminbi ...        3,927,049        10/21/09              --       (60,471)
   219,208,545   Chilean Peso ............          332,134        10/26/09              --       (10,915)
   142,244,757   Chilean Peso ............          207,584        10/28/09             788            --
     3,571,898   Swiss Franc .............        2,453,058 EUR    10/28/09              --      (127,106)
 1,950,000,000   Japanese Yen ............       20,828,883        11/16/09              --       (24,195)
 7,181,000,000   Indonesian Rupiah .......          508,569        11/17/09          10,039            --
35,001,000,000   Indonesian Rupiah .......        2,540,907        11/18/09              --       (14,013)
   651,910,500   Japanese Yen ............        6,855,000        11/18/09         100,892            --
    28,391,000   Russian Ruble ...........          635,216 EUR    11/20/09              --        (4,249)
38,962,000,000   Indonesian Rupiah .......        2,540,890        11/23/09         267,183            --
   150,288,486   Swedish Krona ...........       14,654,428 EUR    11/30/09              --       (40,320)

CONTRACTS TO SELL
14,416,140,000   South Korean Won ........       17,258,431 CHF    12/03/08       4,385,467            --
     2,470,410   Euro ....................      387,701,205 JPY    12/08/08         938,448            --
    22,879,675   Romanian Leu-New ........       59,057,475 SEK    12/15/08              --      (318,954)
    30,997,821   Mexican Peso ............      107,782,523 INR     1/22/09              --      (165,055)
     6,992,355   Euro ....................       10,194,504         1/28/09       1,326,817            --
     9,788,453   Euro ....................       14,264,563         1/29/09       1,850,847            --
26,940,885,209   South Korean Won ........       28,307,277         1/30/09       9,705,548            --
 3,964,380,685   South Korean Won ........        4,513,338 CHF     1/30/09         992,668            --
     2,795,469   Euro ....................        4,099,835         2/04/09         554,579            --
     1,456,071   New Zealand Dollar ......   17,220,786,465 VND     2/12/09         202,106            --
    25,511,568   Romanian Leu-New ........      168,025,426 CZK     2/12/09          88,213            --
     9,325,755   Romanian Leu-New ........       61,718,779 CZK     2/17/09          52,588            --
     4,433,751   Euro ....................        6,404,776         2/19/09         781,660            --
     1,943,304   New Zealand Dollar ......   23,013,322,033 VND     2/20/09         269,209            --
    31,225,928   Euro ....................       45,388,109         2/23/09       5,785,439            --
    31,225,928   Euro ....................    4,803,984,119 JPY     2/23/09      11,042,679            --
    10,408,643   Euro ....................       15,212,232         2/25/09       2,011,289            --
    20,817,285   Euro ....................    3,205,789,029 JPY     2/25/09       7,397,594            --
 4,213,560,000   South Korean Won ........        4,440,000         2/25/09       1,527,200            --
    20,817,286   Euro ....................       30,435,288         2/26/09       4,033,351            --
    10,408,643   Euro ....................    1,596,342,351 JPY     2/26/09       3,630,407            --
    67,656,178   Euro ....................       99,795,984         2/27/09      13,989,592            --


                     10 | Quarterly Statement of Investments

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                             --------------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
    46,838,891   Euro ....................    7,282,833,439 JPY      2/27/09    $17,387,304     $      --
     6,663,669   Romanian Leu-New ........       43,173,911 CZK      2/27/09             --        (1,215)
 4,206,056,400   South Korean Won ........        4,440,000          2/27/09      1,532,041            --
    10,408,642   Euro ....................       15,602,138          3/03/09      2,401,095            --
    15,612,963   Euro ....................       23,355,848          3/04/09      3,554,261            --
 4,183,368,000   South Korean Won ........        4,440,000          3/04/09      1,546,671            --
     5,204,321   Euro ....................        7,838,228          3/09/09      1,237,662            --
     5,204,321   Euro ....................      800,414,161 JPY      3/09/09      1,843,152            --
     5,204,321   Euro ....................        7,863,469          3/10/09      1,262,895            --
     3,903,240   Euro ....................      598,347,176 JPY      3/10/09      1,361,945            --
     5,204,321   Euro ....................        7,952,801          3/17/09      1,352,174            --
 8,880,000,000   South Korean Won ........        9,168,452 CHF      3/27/09      1,448,688            --
 3,474,633,000   South Korean Won ........        3,594,075 CHF      4/01/09        572,247            --
    22,118,365   Euro ....................    3,425,226,585 JPY      4/06/09      8,127,865            --
 4,440,000,000   South Korean Won ........        4,606,494 CHF      4/06/09        742,667            --
     6,070,000   British Pound Sterling ..       11,795,345          4/07/09      2,472,585            --
     4,042,329   British Pound Sterling ..       10,573,682 SGD      4/14/09        831,463            --
    15,784,902   Euro ....................       24,420,769          4/14/09      4,400,182            --
     7,690,080   Euro ....................    1,196,288,070 JPY      4/14/09      2,887,726            --
    23,070,241   Euro ....................       48,638,601 SGD      4/14/09      3,124,622            --
     4,047,411   Euro ....................        8,428,572 SGD      4/17/09        479,330            --
    12,142,233   Euro ....................       25,418,551 SGD      4/20/09      1,528,690            --
     4,036,257   Euro ....................       19,670,698 MYR      4/21/09        324,140            --
     2,018,128   Euro ....................        4,226,767 SGD      4/24/09        255,920            --
     3,023,402   British Pound Sterling ..       18,167,744 MYR      4/27/09        384,255            --
     2,018,128   Euro ....................        4,212,842 SGD      4/27/09        247,016            --
    16,563,648   New Zealand Dollar ......      507,510,181 INR      4/28/09      1,029,232            --
     1,007,801   British Pound Sterling ..        6,092,359 MYR      4/30/09        138,309            --
     1,311,783   Euro ....................        2,680,104 SGD      5/06/09        122,466            --
     1,007,801   British Pound Sterling ..        6,073,714 MYR      5/07/09        133,465            --
    52,217,395   Mexican Peso ............    2,279,289,302 CLP      5/15/09             --      (369,977)
    36,225,716   Mexican Peso ............    1,576,615,600 CLP      5/20/09             --      (260,544)
    50,000,000   Mexican Peso ............      196,105,000 INR      5/20/09        261,026            --
     7,566,528   Euro ....................       11,663,992          6/10/09      2,065,368            --
    92,945,816   Mexican Peso ............      206,423,363 RUB      6/10/09             --      (441,230)
    29,507,162   Mexican Peso ............    1,334,726,977 CLP      6/12/09             --      (128,678)
    38,716,472   Euro ....................      191,669,461 MYR      6/16/09      4,035,889            --
   194,757,301   Mexican Peso ............      432,760,932 RUB      6/16/09             --      (935,041)
    37,054,099   Euro ....................      183,084,303 MYR      6/17/09      3,765,712            --
   106,279,890   Mexican Peso ............      237,713,212 RUB      6/19/09             --      (468,302)
    61,955,606   Mexican Peso ............      136,619,484 RUB      7/10/09             --      (350,171)
     4,919,150   Euro ....................        7,604,637          7/13/09      1,362,479            --
     2,459,575   Euro ....................        5,084,310 SGD      7/13/09        275,569            --
    30,888,068   Mexican Peso ............       68,008,329 RUB      7/13/09             --      (178,950)
     4,919,150   Euro ....................        7,613,104          7/14/09      1,370,888            --
     1,891,981   Euro ....................        9,423,957 MYR      7/14/09        215,605            --
     2,459,575   Euro ....................        5,091,984 SGD      7/14/09        280,768            --


                     Quarterly Statement of Investments | 11

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                             --------------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
     2,837,971   Euro ....................      130,059,916 TWD      7/14/09   $    305,722   $         --
     4,919,150   Euro ....................        7,691,583          7/15/09      1,449,309             --
     4,654,272   Euro ....................       23,285,043 MYR      7/15/09        558,954             --
     2,459,575   Euro ....................        5,134,650 SGD      7/15/09        309,345             --
     3,897,480   Euro ....................      179,843,784 TWD      7/15/09        456,707             --
     1,210,868   Euro ....................        6,055,551 MYR      7/16/09        144,823             --
       529,755   Euro ....................       24,527,657 TWD      7/16/09         64,559             --
     2,459,575   Euro ....................        3,861,041          7/17/09        739,846             --
     1,229,787   Euro ....................        6,152,870 MYR      7/17/09        147,893             --
     1,229,787   Euro ....................        2,555,251 SGD      7/17/09        146,679             --
     1,229,787   Euro ....................       57,023,379 TWD      7/17/09        152,386             --
     1,891,981   Euro ....................        2,946,287          7/22/09        545,257             --
     4,351,556   Euro ....................        6,807,139          7/24/09      1,284,668             --
       851,391   Euro ....................        4,283,433 MYR      7/24/09        109,261             --
     1,229,787   Euro ....................        2,558,154 SGD      7/24/09        148,873             --
     1,343,306   Euro ....................       61,951,258 TWD      7/24/09        156,254             --
    14,610,919   Mexican Peso ............       32,786,902 RUB      7/24/09             --        (68,629)
    14,610,919   Mexican Peso ............       40,787,841 TWD      7/24/09        187,497             --
       336,331   Euro ....................        1,687,374 MYR      7/31/09         41,954             --
     8,457,907   New Zealand Dollar ......   56,133,438,372 IDR      8/05/09             --       (352,603)
     9,038,612   New Zealand Dollar ......      151,667,902 RUB      8/12/09             --       (419,972)
     4,411,955   New Zealand Dollar ......       73,838,479 RUB      8/14/09             --       (212,280)
     4,168,252   New Zealand Dollar ......   50,512,959,923 VND      8/14/09        554,199             --
     6,050,000   Euro ....................      732,322,250 JPY     11/18/09        127,998             --
       257,757   Euro ....................          326,269         11/19/09             --         (1,187)
     2,796,556   Euro ....................        3,520,585         11/20/09             --        (32,207)
     1,870,413   Euro ....................        2,330,628         11/24/09             --        (45,659)
       655,522   Euro ....................          820,386         11/25/09             --        (12,437)
     1,274,797   Euro ....................        1,663,610         11/30/09         43,946             --
Unrealized appreciation (depreciation) on offsetting forward exchange
   contracts ..............................................................       9,591,717    (11,610,862)
                                                                               ------------   ------------
Unrealized appreciation (depreciation) on forward exchange contracts .......    190,392,125    (26,543,378)
                                                                               ------------   ------------
Net unrealized appreciation (depreciation) on forward exchange contracts ...   $163,848,747
                                                                               ============

See Abbreviations on page 15.

(a)  In U.S. Dollar unless otherwise indicated.


                     12 | Quarterly Statement of Investments

Templeton Global Income Fund

5. INTEREST RATE SWAPS

At November 30, 2008, the Fund had the following interest rate swap contracts outstanding:

COUNTER-        RECEIVE --             PAY --            NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE              AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------        ----------   -------------------------   ------------------   ----------   ------------   ------------
JPMorgan           7.16%     NZD Bank Bill Rate              5,740,000 NZD      7/31/13     $  205,158    $        --
JPMorgan           7.12%     NZD Bank Bill Rate              5,750,000 NZD      8/01/13        194,264             --
JPMorgan          7.055%     NZD Bank Bill Rate              5,750,000 NZD      8/04/13        202,238             --
JPMorgan          7.035%     NZD Bank Bill Rate             11,500,000 NZD      8/05/13        383,844             --
JPMorgan           7.05%     NZD Bank Bill Rate              2,875,000 NZD      8/06/13         97,274             --
JPMorgan           7.05%     NZD Bank Bill Rate              2,875,000 NZD      8/07/13         97,623             --
JPMorgan           7.00%     NZD Bank Bill Rate              3,045,600 NZD      8/14/13        100,633             --
JPMorgan           7.06%     Tasa Nominal Annual Rate    2,646,000,000 CLP      6/13/18             --        (55,025)
Merrill Lynch     7.053%     Tasa Nominal Annual Rate    7,900,000,000 CLP      6/13/18             --       (169,786)
Merrill Lynch     7.094%     Tasa Nominal Annual Rate    8,650,000,000 CLP      6/16/18             --       (158,579)
JPMorgan           7.15%     Tasa Nominal Annual Rate    2,700,000,000 CLP      6/18/18             --        (34,459)
JPMorgan           7.85%     Tasa Nominal Annual Rate      702,800,000 CLP      7/11/18         41,741             --
JPMorgan          7.855%     Tasa Nominal Annual Rate      705,600,000 CLP      7/17/18         41,164             --
Merrill Lynch      7.40%     Tasa Nominal Annual Rate      580,000,000 CLP      7/30/18          7,931             --
Merrill Lynch      7.40%     Tasa Nominal Annual Rate      580,000,000 CLP      8/06/18         74,466             --
JPMorgan           7.50%     Tasa Nominal Annual Rate    1,210,680,000 CLP      8/07/18        169,664             --
Merrill Lynch      7.51%     Tasa Nominal Annual Rate      580,000,000 CLP      8/07/18         81,941             --
JPMorgan           7.50%     Tasa Nominal Annual Rate    1,208,320,000 CLP      8/13/18        168,051             --
Merrill Lynch      9.03%     MXN Interbank Equilibrium
                                Interest Rate              723,000,000 MXN      8/17/18             --     (1,489,438)
JPMorgan           7.67%     Tasa Nominal Annual Rate      415,200,000 CLP      8/29/18         16,090             --
Merrill Lynch      9.10%     MXN Interbank Equilibrium
                                Interest Rate              240,000,000 MXN      8/04/28             --     (1,055,958)
                                                                                            ----------    -----------
Unrealized appreciation (depreciation) on interest rate swap contracts .................    $1,882,082    $(2,963,245)
                                                                                            ----------    -----------
   Net unrealized appreciation (depreciation) on interest rate swap contracts ..........                  $(1,081,163)
                                                                                                          ===========

See Abbreviations on page 15.

(a)  In U.S. Dollar unless otherwise indicated.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                    Quarterly Statement of Investments | 13

Templeton Global Income Fund

6. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                              LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                           ------------   ------------   -------   ------------
ASSETS:
   Investments in Securities ...........   $101,569,380   $654,756,103     $--     $756,325,483
   Other Financial Instruments(a) ......             --    192,274,207      --      192,274,207
LIABILITIES:
   Other Financial Instruments(a) ......             --     29,506,623      --       29,506,623

(a) Other financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts and swaps.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     14 | Quarterly Statement of Investments

Templeton Global Income Fund

ABBREVIATIONS

CURRENCY

AUD  - Australian Dollar
BRL  - Brazilian Real
CHF  - Swiss Franc
CLP  - Chilean Peso
CZK  - Czech Koruna
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
INR  - Indian Rupee
JPY  - Japanese Yen
KRW  - South Korean Won
KZY  - Kazakhstani Tenge
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
RON  - Romanian Leu-New
RUB  - Russian Ruble
SEK  - Swedish Krona
SGD  - Singapore Dollar
TWD  - Taiwanese Dollar
VND  - Vietnamese Dong

SELECTED PORTFOLIO

BHAC - Berkshire Hathaway Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FRN  - Floating Rate Note
FSA  - Financial Guarantee Insurance Co.
GO   - General Obligation
MBIA - Municipal Bond Investors Assurance Corp.


                    Quarterly Statement of Investments | 15



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JENNIFER J. BOLT
  ------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  ------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009